SUMMARY PROSPECTUS January 31, 2023

AB Sustainable Thematic Credit Portfolio

Ticker: Class A–STHAX; Advisor Class–STHYX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information (“SAI”), both dated January 31, 2023, as may be amended or supplemented, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, reports to shareholders and other information about the Fund, go to www.abfunds.com/go/prospectus, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund. The Fund’s reports to shareholders are also available at www.abfunds.com/go/STC.

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INVESTMENT OBJECTIVE

The Fund’s investment objective is to maximize total return through current income and long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 67 of the Fund’s Prospectus, in Appendix C—Financial Intermediary Waivers of the Fund’s Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 134 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Advisor Class
Management Fees	.45%	.45%

Distribution and/or Service (12b-1) Fees	.25%	None

Other Expenses:
Transfer Agent	.01%	.01%
Other Expenses	.26%	.26%

Total Other Expenses	.27%	.27%

Total Annual Fund Operating Expenses	.97%	.72%

Fee Waiver and/or Expense Reimbursement(b)	(.12)%	(.12)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.85%	.60%

(a)

Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)

The Adviser has contractually agreed to waive its management fee and/or to bear certain expenses of the Fund through January 31, 2024 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding .85% and .60% of average daily net assets, respectively, for Class A and Advisor Class shares (“expense limitations”). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s covered operating expenses to exceed the applicable expense limitations. The expense limitations will remain in effect until January 31, 2024 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, the expense limitations will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Advisor Class
After 1 Year	$508	$61

After 3 Years	$709	$218

After 5 Years	$927	$389

After 10 Years	$1,554	$883

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in fixed-income securities of corporate issuers whose business activities the Adviser believes position the issuer to benefit from certain sustainable investment themes that align with one or more of the United Nations Sustainable Development Goals (“SDGs”). These themes principally include the advancement of health, climate, and empowerment. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in fixed-income securities of corporate issuers that satisfy the Fund’s sustainability criteria. An issuer that derives at least 25% of its total revenues from activities consistent with the achievement of the SDGs meets such criteria, although many of the issuers in which the Fund invests will derive a much greater portion of their revenues from such activities.

The Adviser employs a combination of “top-down” and “bottom-up” investment processes with the goal of identifying, based on its internal research and analysis, securities and issuers that fit into sustainable investment themes. First, the Adviser identifies through its top-down process the sustainable investment themes. In addition to this top-down thematic approach, the Adviser then uses a bottom-up analysis of individual bond issues that focuses on the use of proceeds, issuer fundamentals and valuation and on evaluating an issuer’s risks, including those related to environmental, social and governance (“ESG”) factors. ESG factors, which can vary across companies and industries, may include environmental impact, corporate governance, ethical business practices, diversity and employee practices, product safety, supply chain management and community impact. Eligible investments include securities of issuers that the Adviser believes will maximize total return while also contributing to positive societal impact aligned with one or more SDGs. While the Adviser emphasizes focusing on individual issuers with favorable ESG attributes over the use of broad-based negative screens (e.g., disqualifying business activities) in assessing an issuer’s exposure to ESG factors, the Fund will not invest in companies that derive significant revenue from involvement in adult entertainment, alcohol, coal, controversial weapons, firearms, gambling, genetically modified organisms, military contracting, prisons, or tobacco. The Fund also typically invests in ESG bond structures, including “Use of Proceeds” bonds, which are instruments the proceeds of which are specifically earmarked for environmental, social or sustainability projects.

The Fund may invest up to 20% of its net assets in securities rated below investment grade (“junk bonds”). The Fund may invest up to 30% of its net assets in securities denominated in currencies other than the U.S. Dollar. Foreign investments may include securities issued by emerging market companies and governments. The Adviser expects under normal circumstances to hedge the majority of the Fund’s foreign currency exposure through the use of currency-related derivatives, although it is not required to do so.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund may, for example, use interest rate futures contracts or swaps to manage the Fund’s average duration and may, as noted above, use currency-related derivatives to hedge foreign currency exposure.

The Adviser may use derivatives to effectively leverage the Fund by creating aggregate market exposure significantly in excess of the Fund’s net assets.

The Fund is “non-diversified”.

PRINCIPAL RISKS

•

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

•

ESG Risk: Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG factors and “sustainability”criteria are not uniformly defined, and may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

•

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

•

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

•

Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to factors such as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

•

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities. The Fund invests in inflation-indexed securities, the value of which may be vulnerable to changes in expectations of inflation or interest rates.

•

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•

Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

•

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

•

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

•

Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

•

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

•

Non-Diversification Risk: The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

•

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

•

Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over the life of the Fund; and

•	how the Fund’s average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—Mutual Funds”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Fund’s:

Best Quarter was up 3.72%, 4th quarter, 2022; and Worst Quarter was down -8.73%, 2nd quarter, 2022.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2022)

		1 Year	Since Inception*
Class A**	Return Before Taxes	-21.39%	-12.50%

	Return After Taxes on Distributions	-22.26%	-13.40%

	Return After Taxes on Distributions and Sale of Fund Shares	-12.65%	-9.75%
Advisor Class	Return Before Taxes	-17.67%	-9.96%
Bloomberg U.S. Corporate Total Return Value Unhedged USD Index (also known as the “Bloomberg U.S. Corporate Bond Index”) (reflects no deduction for fees, expenses, or taxes)		-15.76%	-8.58%

*	Inception date is 5/10/21.

**	After-tax returns:

–	Are shown for Class A shares only and will vary for the Advisor Class shares because the Advisor Class shares have a different expense ratio;

–

Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Gershon M. Distenfeld	Since 2021	Senior Vice President of the Adviser

Tiffanie Wong	Since 2021	Senior Vice President of the Adviser

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

The following table describes the initial and subsequent minimum purchase amounts for each class of shares, which are subject to waiver in certain circumstances.

	Initial	Subsequent
Class A shares, including traditional IRAs and Roth IRAs	$2,500	$50
Automatic Investment Program	None	$50 If initial minimum investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class shares (only available to fee-based programs or through other limited arrangements and certain commission-based brokerage arrangements)	None	None
Class A shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans and, where in each case plan level or omnibus accounts are held on the books of the Fund.	None	None

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone (800) 221-5672.

TAX INFORMATION

The Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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